UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


            Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     York Asset Management Limited

Address:  Suite 203, Lagoon Court, Sandyport
          P.O. Box N-1717
          Nassau C5
          Attention:  S. Nicholas Walker


13F File Number:  000-24464

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     S. Nicholas Walker
Title:    Managing Member
Phone:    (242) 502-3350


Signature, Place and Date of Signing:


/s/ S. Nicholas Walker          New York, New York           October 30, 2007
-----------------------     --------------------------     ---------------------
      [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        49

Form 13F Information Table Value Total:  $222,922
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                    FORM 13F INFORMATION TABLE
                                                   York Asset Management Limited
                                                        September 30, 2007
                                                              VALUE     SHRS OR  SH/  PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS     CUSIP     (X1000)    PRN AMT  PRN  CALL  DISCRETION  MANGS   SOLE    SHARED  NONE
ADAPTEC INC                    COM               00651F108      406      106400                SOLE       0     106400    0      0
ALCAN INC                      COM               013716105    10278      102700                SOLE       0     102700    0      0
ALLEGHENY ENERGY INC           COM               017361106    14058      269000                SOLE       0     269000    0      0
APPLIX INC                     COM               038316105     2635      148200                SOLE       0     148200    0      0
AQUILA INC                     COM               03840P102     2084      519800                SOLE       0     519800    0      0
BERKSHIRE HATHAWAY INC DEL     CL B              084670207      767         194                SOLE       0        194    0      0
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH    112585104     2241       58200                SOLE       0      58200    0      0
CME GROUP INC                  COM               12572Q105     2819        4800                SOLE       0       4800    0      0
CMS ENERGY CORP                COM               125896100     1306       77650                SOLE       0      77650    0      0
CNOOC LTD                      SPONSORED ADR     126132109     1794       10780                SOLE       0      10780    0      0
CENTERPOINT ENERGY INC         COM               15189T107    10346      645400                SOLE       0     645400    0      0
CONSECO INC                    COM NEW           208464883     1442       90100                SOLE       0      90700    0      0
DISCOVER FINL SVCS             COM               254709108      414       19900                SOLE       0      19900    0      0
DOBSON COMMUNICATIONS CORP     CL A              256069105    13183     1030700                SOLE       0    1030700    0      0
EL PASO CORP                   COM               28336L109     9860      581000                SOLE       0     581000    0      0
GENCORP INC                    COM               368682100     3063      256100                SOLE       0     256100    0      0
HILLENBRAND INDS INC           COM               431573104     1007       18300                SOLE       0      18300    0      0
HUANENG PWR INTL INC           SPON ADR H SHS    443304100      922       17470                SOLE       0      17470    0      0
AMERICAN REAL ESTATE PARTNR    DEPOSITRY UNIT    029169109     8146       69750                SOLE       0      69750    0      0
INTERCONTINENTALEXCHANGE INC   COM               45865V100     1322        8700                SOLE       0       8700    0      0
INTL SECS EXCHANGE HLDGS INC   CL A              46031W204    10441      157080                SOLE       0     157080    0      0
KNBT BANCORP INC               COM               482921103      345       20870                SOLE       0      20870    0      0
KEYSTONE AUTOMOTIVE INDS INC   COM               49338N109    12192      255268                SOLE       0     255268    0      0
KOREA ELECTRIC PWR             SPONSORED ADR     500631106     2394      103400                SOLE       0     103400    0      0
LABRANCHE & CO INC             COM               505447102     1209      258300                SOLE       0     258300    0      0
LEUCADIA NATL CORP             COM               527288104     2802       58100                SOLE       0      58100    0      0
MIRANT CORP NEW                COM               60467R100     3540       87010                SOLE       0      87010    0      0
NYSE EURONEXT                  COM               629491101     6832       86299                SOLE       0      86299    0      0
NASDAQ STOCK MARKET INC        COM               631103108     4054      107600                SOLE       0     107600    0      0
NATIONAL WESTN LIFE INS CO     CL A              638522102      563        2201                SOLE       0       2201    0      0
OAKLEY INC                     COM               673662102    17790      612800                SOLE       0     612800    0      0
PG&E CORP                      COM               69331C108     2051       42900                SOLE       0      42900    0      0
PHARMERICA CORP                COM               71714F104      197       13200                SOLE       0      13200    0      0
PLAYTEX PRODS INC              COM               72813P100     7685      420400                SOLE       0     420400    0      0
POLYMEDICA CORP                COM               731738100    11108      211500                SOLE       0     211500    0      0
QUANTA SVCS INC                COM               74762E102     5516      208550                SOLE       0     208550    0      0
RARE HOSPITALITY INTL INC      COM               753820109    15305      401600                SOLE       0     401600    0      0
RELIANT ENERGY INC             COM               75952B105     6618      258500                SOLE       0     258500    0      0
RETAIL VENTURES INC            COM               76128Y102      743       71400                SOLE       0      71400    0      0
SIERRA PAC RES NEW             COM               826428104     7108      451900                SOLE       0     451900    0      0
STUDENT LN CORP                COM               863902102     1109        6150                SOLE       0       6150    0      0
TXU CORP                       COM               873168108      568        8300                SOLE       0       8300    0      0
TEXAS PAC LD TR                SUB CTF PROP I T  882610108     4914       92900                SOLE       0      92900    0      0
THOMAS WEISEL PARTNERS GRP I   COM               884481102      625       43100                SOLE       0      43100    0      0
21ST CENTY INS GROUP           COM               90130N103     1263       57400                SOLE       0      57400    0      0
UNITED RETAIL GROUP INC        COM               911380103     4527      333091                SOLE       0     333091    0      0
VAN DER MOOLEN HLDG N.V.       SPONSORED ADR     921020103      241       54000                SOLE       0      54000    0      0
WARNER MUSIC GROUP CORP        COM               934550104      450       44600                SOLE       0      44600    0      0
WILLIAMS COS INC DEL           COM               969457100     2640       77500                SOLE       0      77500    0      0


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